Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 620,000
Previously Paid Amount	0.00
Total Fee Amount	85.62
Total Offset Amount	0.00
Net Fee	85.62
Narrative - Max Aggregate Offering Price	$ 620,000
Final Prospectus	true